Concentrations and credit risk (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Net sales to customers

The net revenue representing at least 10% of total net revenue are as follows:

	Year Ended March 31,
	2017		2018		2019
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Customer A	2,729	14	3,579	31	3,715	37
Customer C	2,435	13	1,599	14	1,225	12
Customer B	1,563	8	1,662	14	1,027	10
Customer E	1,061	6	1,050	9	996	10
Customer D *	8,472	45	1,115	10	21	—

	16,260	86	9,005	78	6,984	69

The following customers had balances of at least 10% of the total trade receivables at the respective balance sheet dates set forth below:

	March 31,
	2018		2019
	$ in thousands	%	$ in thousands	%

Customer B	—	—	191	32
Customer C	200	25	136	23
Customer A	234	30	127	21
Customer E	113	14	—	—

		69		76